Contracted concessional assets (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Contracted Concessional Assets [Abstract]
Contracted concessional assets		$ 8,080,645	$ 8,080,645		$ 8,161,129
Depreciation, amortization, and impairment charges			302,166	$ 234,889
Impairment provision based on expected credit losses on contracted concessional financial assets			29,000
Impairment loss on contracted concessional financial assets			0	0
Reversal of impairment losses				$ 3,000
Chile PV 1 and Tenes [Member]
Contracted Concessional Assets [Abstract]
Amount of increase in the contracted concessional assets cost		162,000	162,000
Contracted Concessional Assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional financial assets		$ 863,800	863,800		819,100
Solana [Member]
Contracted Concessional Assets [Abstract]
Depreciation, amortization, and impairment charges			$ 48,000
Percentage recoverable amount exceeds carrying amount			10.00%
Assumed percentage decrease in generation			5.00%
Assumed percentage increase in discount rate			0.50%
Solana [Member] | Bottom of Range [Member]
Contracted Concessional Assets [Abstract]
Discount rate		3.80%	3.80%
Solana [Member] | Top of Range [Member]
Contracted Concessional Assets [Abstract]
Discount rate		4.30%	4.30%
Solar Plants in Spain [Member]
Contracted Concessional Assets [Abstract]
Depreciation, amortization, and impairment charges			$ 5,000
Percentage recoverable amount exceeds carrying amount			6.00%
Assumed percentage decrease in generation			5.00%
Assumed percentage increase in discount rate			0.50%
Regulatory period of plant			25 years
Useful life of plant	35 years	25 years
Impairment provision based on expected credit losses on contracted concessional financial assets			$ 12,000
Solar Plants in Spain [Member] | Bottom of Range [Member]
Contracted Concessional Assets [Abstract]
Discount rate		3.30%	3.30%
Solar Plants in Spain [Member] | Top of Range [Member]
Contracted Concessional Assets [Abstract]
Discount rate		3.80%	3.80%
Cadonal [Member]
Contracted Concessional Assets [Abstract]
Reversal of impairment losses			$ 15,600
Palmatir [Member]
Contracted Concessional Assets [Abstract]
Reversal of impairment losses			3,100
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets		$ 10,576,508	10,576,508		10,384,597
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets		$ (2,495,863)	$ (2,495,863)		$ (2,223,468)